Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Costs

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2026
(unaudited)
Operating lease cost:
Vehicles	58
Facilities rent	102
160
Remaining Lease Term
Vehicles	0.33 - 3.34 years
Facilities rent	0.25 - 8.09 years

Weighted Average Discount Rate
Vehicles	6.42%
Facilities rent	5.65%

Schedule of Maturities of Operating Lease Liabilities

The following is a schedule, by year, of maturities of operating lease liabilities as of June 30, 2026:

June 30, 2026
(unaudited)
Period:
The remainder of 2026	191
2027	279
2028	239
2029	134
2030	85
2031-2034	334
Total operating lease payments	1,262
Less: imputed interest	(238)
Present value of lease liabilities	1,024